                             Janus Investment Fund
                        Janus Global Life Sciences Fund
                          Janus Global Technology Fund

                          Supplement dated May 1, 2007
                      to Currently Effective Prospectuses

Effective May 1, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Global Life Sciences Fund and Janus Global Technology Fund:

       Andrew Acker, CFA, is Executive Vice President and Portfolio Manager of Janus Global Life Sciences Fund, which he has managed since May 2007. In addition, Mr. Acker is Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. He also holds a Master's degree in Business Administration with honors from Harvard Business School. Mr. Acker holds the Chartered Financial Analyst designation.

       Burton H. Wilson is Executive Vice President and Portfolio Manager of Janus Global Technology Fund, which he has managed or co-managed since February 2006. In addition, Mr. Wilson is Portfolio Manager of other Janus accounts and performs duties as an equity research analyst, focusing primarily on technology companies. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Prior to joining Janus Capital, he was a research analyst at Lincoln Equity Management from 2000 to 2004. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Law degree from the University of Virginia School of Law, and a Master's degree in Business Administration from the University of California at Berkeley's Haas School of Business.

Effective May 1, 2007, references to Thomas R. Malley and J. Bradley Slingerlend as Portfolio Manager of Janus Global Life Sciences Fund and Co-Portfolio Manager of Janus Global Technology Fund, respectively, are deleted.

                             Janus Investment Fund
                        Janus Global Life Sciences Fund

                          Supplement dated May 1, 2007
                       to Currently Effective Prospectus

Effective May 1, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Global Life Sciences Fund:

       Andrew Acker, CFA, is Executive Vice President and Portfolio Manager of Janus Global Life Sciences Fund, which he has managed since May 2007. In addition, Mr. Acker is Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. He also holds a Master's degree in Business Administration with honors from Harvard Business School. Mr. Acker holds the Chartered Financial Analyst designation.

Effective May 1, 2007, references to Thomas R. Malley are deleted.

                             Janus Investment Fund
                          Janus Global Technology Fund

                          Supplement dated May 1, 2007
                       to Currently Effective Prospectus

Effective May 1, 2007, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Global Technology Fund:

       Burton H. Wilson is Executive Vice President and Portfolio Manager of Janus Global Technology Fund, which he has managed or co-managed since February 2006. In addition, Mr. Wilson is Portfolio Manager of other Janus accounts and performs duties as an equity research analyst, focusing primarily on technology companies. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Prior to joining Janus Capital, he was a research analyst at Lincoln Equity Management from 2000 to 2004. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Law degree from the University of Virginia School of Law, and a Master's degree in Business Administration from the University of California at Berkeley's Haas School of Business.

Effective May 1, 2007, references to J. Bradley Slingerlend are deleted.